EXHIBIT 99.1

Name of Issuing Entity	Check if Registered	Name of originator	Total Assets in ABS by Originator (Data presented is as of the securitization date)			Assets That Were Subject of Demand (Data presented is as of the end of the reporting period: 3/31/2013) (1)			Assets That Were Repurchased or Replaced (Data presented is as of the end of the reporting period: 3/31/2013) (1)			Assets Pending Repurchase or Replacement (within cure period) (Data presented is as of the end of the reporting period: 3/31/2013) (1)			Demand in Dispute (Data presented is as of the end of the reporting period: 3/31/2013) (1)			Demand Withdrawn (Data presented is as of the end of the reporting period: 3/31/2013) (1)			Demands Rejected (Data presented is as of the end of the reporting period: 3/31/2013) (1)			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
RESIDENTIAL MORTGAGE-BACKED SECURITIES
Natixis Real Estate Capital Trust 2007-HE2 CIK#: 0001396344	X	Accredited	52	6,012,740.38	0.657	12	713,217.22	0.288	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	12	713,217.22	0.288
		CIT	178	33,704,512.04	3.683	80	3,986,699.05	1.613	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	80	3,986,699.05	1.613
		First Horizon	288	49,316,184.49	5.388	61	5,596,165.02	2.264	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	61	5,596,165.02	2.264
		First NLC	1,477	260,278,344.34	28.438	675	46,292,926.42	18.724	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	675	46,292,926.42	18.724
		Flex Point	21	4,820,037.74	0.527	11	1,123,570.09	0.454	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	11	1,123,570.09	0.454
		Funding America	53	7,752,437.04	0.847	16	1,082,086.34	0.438	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	16	1,082,086.34	0.438
		Lenders Direct	192	41,684,439.78	4.554	95	2,766,405.95	1.119	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	95	2,766,405.95	1.119
		Lime Financial	7	1,299,619.31	0.142	3	520,433.70	0.211	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	3	520,433.70	0.211
		Mandalay	4	403,270.81	0.044	2	19,197.14	0.008	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	2	19,197.14	0.008
		Master Financial	1,788	473,849,858.06	51.772	906	43,465,047.35	17.581	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	906	43,465,047.35	17.581
		Maxim	38	9,320,722.42	1.018	16	1,230,001.33	0.498	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	16	1,230,001.33	0.498
		New Century	15	2,633,973.45	0.288	4	679,766.56	0.275	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	4	679,766.56	0.275
		Platinum Capital	7	1,789,448.04	0.196	5	248,032.43	0.100	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	5	248,032.43	0.100
		Rose Mortgage	84	22,393,668.53	2.447	30	4,211,293.95	1.703	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	30	4,211,293.95	1.703
Total by Issuing Entity			4204	915,259,256.43	100	1916	111,934,842.55	45.275	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	1916	111,934,842.55	45.275

(1) For the columns in which the data is presented as of March 31, 2013, the outstanding principal balance of any loan that was liquidated prior to such date was treated as $0.00.